Offerings - Offering: 1	May 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 459,580,306.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,468.04
Offering Note	(1) Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the offer to purchase up to 18,636,671.00 Class I shares of common stock, par value $0.001 per share (the "Class I Shares"), Class S shares of common stock, par value $0.001 per share (the "Class S Shares"), and Class D shares of common stock, par value $0.001 per share (the "Class D Shares" and together with the Class I Shares and the Class D Shares, the "Shares"), of Goldman Sachs Private Credit Corp. and the net asset value per Share class of $24.66 as of April 30, 2026. (2) Calculated at $138.10 per $1,000,000 of the transaction value of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026, which is effective October 1, 2025.